Liability under insurance contracts - Summary of reinsurance credit risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Reinsurance credit risk
Reinsurance credit risk [Line Items]
Reinsurance assets	₩ 331,368	₩ 47,050
Reinsurance account receivable	151,679	70,087
AAA
Reinsurance credit risk [Line Items]
Reinsurance assets	22,687	0
Reinsurance account receivable	4,525	0
AA- to AA+
Reinsurance credit risk [Line Items]
Reinsurance assets	33,859	15,310
Reinsurance account receivable	53,317	23,472
A- to A+
Reinsurance credit risk [Line Items]
Reinsurance assets	274,704	31,740
Reinsurance account receivable	93,633	₩ 46,615
Unrated
Reinsurance credit risk [Line Items]
Reinsurance assets	118
Reinsurance account receivable	₩ 204